Leases - Lessor Leases - Amount receivable under finance leases (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	£ 10,548
Unguaranteed residual values	(215)	£ (205)
Future drawdowns	(30)	(70)
Unearned income	(1,196)
Present value of lease payments	9,107
Impairments	(110)
Net investment in finance lease	8,997
Less than 12 months
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	3,388
Unguaranteed residual values		(68)
Future drawdowns		(70)
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	2,229
Unguaranteed residual values		(32)
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	1,733
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	758
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	682
Over 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	£ 1,758
Unguaranteed residual values		£ (38)